Net Debt	6 Months Ended
Jun. 30, 2025
Net Debt.
Net Debt

Note 3:  Net debt

Table 21: Net debt

	At 1 Jan	Cash	Non-cash	Exchange	At 30 Jun
	2025	flow	and other	movements	2025
	$m	$m	$m	$m	$m
Non-current instalments of loans	(26,506)	-	2,431	(639)	(24,714)
Non-current instalments of leases	(1,113)	-	(106)	(53)	(1,272)
Total long-term debt	(27,619)	-	2,325	(692)	(25,986)
Current instalments of loans	(2,007)	7	(2,461)	-	(4,461)
Current instalments of leases	(339)	217	(218)	(21)	(361)
Commercial paper	-	(1,470)	-	-	(1,470)
Collateral received from derivative counterparties	(181)	(254)	-	-	(435)
Other short-term borrowings excluding overdrafts	(90)	(10)	-	-	(100)
Overdrafts	(59)	34	-	(1)	(26)
Total current debt	(2,676)	(1,476)	(2,679)	(22)	(6,853)
Gross borrowings	(30,295)	(1,476)	(354)	(714)	(32,839)
Net derivative financial instruments	71	(100)	533	-	504
Net borrowings	(30,224)	(1,576)	179	(714)	(32,335)
Cash and cash equivalents	5,488	1,515	-	55	7,058
Other investments - current	166	(115)	-	(1)	50
Cash and investments	5,654	1,400	-	54	7,108
Net debt	(24,570)	(176)	179	(660)	(25,227)

The table above provides an analysis of Net debt and a reconciliation of Net cash flow to the movement in Net debt. The Group monitors Net debt as part of its capital management policy as described in Note 28 of the Annual Report and Form 20-F Information 2024. Net debt is a non-GAAP financial measure.

Net debt increased by $657m in the six months to 30 June 2025 to $25,227m.

Details of the committed undrawn bank facilities are disclosed within the going concern section of Note 1. Non-cash movements in the period include fair value adjustments under IFRS 9 ‘Financial Instruments’.

The Group has agreements with some bank counterparties whereby the parties agree to post cash collateral on financial derivatives, for the benefit of the other, equivalent to the market valuation of the derivative positions above a predetermined threshold. The carrying value of such cash collateral held by the Group at 30 June 2025 was $435m (31 December 2024: $181m) and the carrying value of such cash collateral posted by the Group at 30 June 2025 was $32m (31 December 2024: $129m).

The equivalent GAAP measure to Net debt is ‘liabilities arising from financing activities’, which excludes the amounts for cash and overdrafts, other investments and non-financing derivatives shown.

During the six months ended 30 June 2025, Moody’s upgraded the Group’s solicited long term credit rating to A1 from A2, which occurred during Q1 2025. The short term rating remained at P-1. There were no changes to Standard and Poor’s credit ratings (long term: A+; short term: A-1).